                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing Report:

Name:       Schootse Poort Vermogensbeheer B.V.
            ------------------------------------------
Address:    P.O. Box 6191
            ------------------------------------------
            5600 HD Eindhoven
            ------------------------------------------
            The Netherlands
            ------------------------------------------


 Form 13F File Number: 28-10285
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mr. J. Snippe                 Mr. G.M. van de Luitgaarden
          -----------------------       ---------------------------
Title:    Chief Executive Officer       Chief Financial Officer
          -----------------------       ---------------------------
Phone:    011-31-40-273-7106            011-31-40-273-2824
          -----------------------       ---------------------------

Signature, Place and Date of Signing:

/s/ Mr. J. Snippe                   Eindhoven, The Netherlands     July 15, 2003
-------------------------------     --------------------------     -------------
/s/ Mr. G.M. van de Luitgaarden     Eindhoven, The Netherlands     July 15, 2003
-------------------------------     --------------------------     -------------
[Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE


Report Summary:


Number of Other Included Managers:                         1
                                              -----------------------

Form 13F Information Table Entry Total:                   78
                                              -----------------------

Form 13F Information Table Value Total:       U.S.$1,033,437
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.      Form 13F File Number     Name

          01       28-10286                 Koninklijke Philips Electronics N.V.
         -----     -------------------      ------------------------------------

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

       Column 1                Column 2      Column 3    Column 4         Column 5        Column 6   Column 7        Column 8
    Name of Issuer          Title of Class    Cusip    Value in USD  SHRS OR SH / PUT /  INVESTMENT    OTHER     VOTING AUTHORITY
                                                        ( xS 1,000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE / SHARED / NONE
--------------------        --------------  ---------  ------------  ------------------  ----------  --------  --------------------
ABBOTT LABORATORIES          COMMON SHARE   002824100      11,152          254,850        DEFINED        1             SOLE
ABERCROMBIE & FITCH          COMMON SHARE   002896207       4,904          172,600        DEFINED        1             SOLE
ACCENTURE LTD-CL A           COMMON SHARE   G1150G111      13,765          760,900        DEFINED        1             SOLE
AFFILIATED COMP SVCS         COMMON SHARE   008190100      11,528          252,099        DEFINED        1             SOLE
ALCAN INC                    COMMON SHARE   013716105      13,711          438,200        DEFINED        1             SOLE
ALTRIA GROUP                 COMMON SHARE   02209S103      12,156          267,516        DEFINED        1             SOLE
AMERICAN EXPRESS COM         COMMON SHARE   025816109      14,450          345,611        DEFINED        1             SOLE
AMERICAN INTL. GROUP         COMMON SHARE   026874107      17,150          310,794        DEFINED        1             SOLE
AMERISOURCEBERGEN CO         COMMON SHARE   03073E105      16,315          235,260        DEFINED        1             SOLE
AMGEN INC                    COMMON SHARE   031162100      10,141          153,795        DEFINED        1             SOLE
ANADARKO PETROLEUM C         COMMON SHARE   032511107       9,267          208,387        DEFINED        1             SOLE
ANHEUSER BUSCH               COMMON SHARE   035229103      23,215          454,759        DEFINED        1             SOLE
ANTHEM INC                   COMMON SHARE   03674B104      11,178          144,892        DEFINED        1             SOLE
AT & T WIRELESS GRP          COMMON SHARE   00209A106      10,634        1,295,262        DEFINED        1             SOLE
BANK OF AMERICA CORP         COMMON SHARE   060505104      24,026          304,006        DEFINED        1             SOLE
BIOGEN INC                   COMMON SHARE   090597105       9,177          241,700        DEFINED        1             SOLE
BMC SOFTWARE INC             COMMON SHARE   055921100      15,680          960,203        DEFINED        1             SOLE
BOEING                       COMMON SHARE   097023105      18,039          525,610        DEFINED        1             SOLE
BOSTON SCIENTIFIC CO         COMMON SHARE   101137107       4,775           78,150        DEFINED        1             SOLE
BRINKER INTERNATION          COMMON SHARE   109641100       8,975          249,168        DEFINED        1             SOLE
CHEVRONTEXACO CORP           COMMON SHARE   166764100      28,100          389,201        DEFINED        1             SOLE
CHICAGO MERCANTILE E         COMMON SHARE   167760107         808           11,600        DEFINED        1             SOLE
CISCO SYSTEMS INC            COMMON SHARE   17275R102       9,906          589,987        DEFINED        1             SOLE
CITIGROUP INC                COMMON SHARE   172967101      26,760          625,239        DEFINED        1             SOLE
CLEAR CHANNEL COMM.          COMMON SHARE   184502102       5,333          125,800        DEFINED        1             SOLE
CONOCOPHILLIPS               COMMON SHARE   20825C104      29,212          533,071        DEFINED        1             SOLE
CSX CORP                     COMMON SHARE   126408103       9,854          327,500        DEFINED        1             SOLE
CVS CORPORATION              COMMON SHARE   126650100      10,782          384,663        DEFINED        1             SOLE
DOW CHEMICAL                 COMMON SHARE   260543103      12,050          389,209        DEFINED        1             SOLE
ELECTRONIC ARTS INC          COMMON SHARE   285512109      15,449          209,050        DEFINED        1             SOLE
EMC CORP                     COMMON SHARE   268648102       5,251          501,541        DEFINED        1             SOLE


       Column 1                Column 2      Column 3    Column 4         Column 5        Column 6   Column 7        Column 8
    Name of Issuer          Title of Class    Cusip    Value in USD  SHRS OR SH / PUT /  INVESTMENT    OTHER     VOTING AUTHORITY
                                                        ( xS 1,000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE / SHARED / NONE
--------------------        --------------  ---------  ------------  ------------------  ----------  --------  --------------------
ENSCO INTERNATIONAL          COMMON SHARE   26874Q100      10,924          406,100        DEFINED        1             SOLE
FOOT LOCKER INC              COMMON SHARE   344849104      12,280          926,774        DEFINED        1             SOLE
FOREST LABORATORIES          COMMON SHARE   345838106       6,173          112,750        DEFINED        1             SOLE
FREEPORT-MCMORAN COP         COMMON SHARE   35671D857      10,099          412,200        DEFINED        1             SOLE
FUBON INSURANCE CO           COMMON SHARE   359515202         855          100,000        DEFINED        1             SOLE
GANNETT CO                   COMMON SHARE   364730101       4,470           58,200        DEFINED        1             SOLE
GENZYME CORP - GENL          COMMON SHARE   372917104       9,322          222,700        DEFINED        1             SOLE
GLOBALSANTAFE CORP           COMMON SHARE   G3930E101      17,109          733,030        DEFINED        1             SOLE
HEWLETT-PACKARD CO           COMMON SHARE   428236103      13,810          648,361        DEFINED        1             SOLE
INCO LTD                     COMMON SHARE   453258402      19,470          920,995        DEFINED        1             SOLE
INGERSOLL-RAND CO            COMMON SHARE   G4776G101      21,752          459,673        DEFINED        1             SOLE
INTEL CORP                   COMMON SHARE   458140100      16,317          784,082        DEFINED        1             SOLE
INTERNATIONAL PAPER          COMMON SHARE   460146103      20,933          585,877        DEFINED        1             SOLE
JOHNSON & JOHNSON            COMMON SHARE   478160104      21,825          422,150        DEFINED        1             SOLE
JONES APPAREL GROUP          COMMON SHARE   480074103       6,932          236,900        DEFINED        1             SOLE
JP MORGAN CHASE & CO         COMMON SHARE   46625H100      20,751          607,108        DEFINED        1             SOLE
KEYCORP                      COMMON SHARE   493267108      11,703          463,100        DEFINED        1             SOLE
KING PHARMACEUTICALS         COMMON SHARE   495582108       2,788          188,921        DEFINED        1             SOLE
KNIGHT-RIDDER INC            COMMON SHARE   499040103      10,987          159,400        DEFINED        1             SOLE
KT CORP ADR                    SPON ADR     48268K101       4,100          208,000        DEFINED        1             SOLE
L-3COMMUNICATIONS HO         COMMON SHARE   502424104       9,334          214,615        DEFINED        1             SOLE
LABORATORY CRP OF AM         COMMON SHARE   50540R409      11,364          376,915        DEFINED        1             SOLE
MASCO                        COMMON SHARE   574599106      16,607          696,316        DEFINED        1             SOLE
MATTEL INC                   COMMON SHARE   577081102      12,746          673,686        DEFINED        1             SOLE
MBNA CORP                    COMMON SHARE   55262L100      11,111          533,138        DEFINED        1             SOLE
MCGRAW HILL COMP.            COMMON SHARE   580645109      12,624          203,616        DEFINED        1             SOLE
MEDTRONIC                    COMMON SHARE   585055106       4,172           86,962        DEFINED        1             SOLE
MERCK                        COMMON SHARE   589331107      20,212          333,800        DEFINED        1             SOLE
MERRILL LYNCH & CO           COMMON SHARE   590188108      24,623          527,492        DEFINED        1             SOLE
MICROSOFT CORP               COMMON SHARE   594918104      37,410        1,459,042        DEFINED        1             SOLE
NORTHROP GRUMMAN COR         COMMON SHARE   666807102       5,277           61,150        DEFINED        1             SOLE
ORACLE CORPORATION           COMMON SHARE   68389X105      14,430        1,201,526        DEFINED        1             SOLE
PEABODY ENERGY CORP          COMMON SHARE   704549104       4,635          138,000        DEFINED        1             SOLE
PEPSICO INC                  COMMON SHARE   713448108      21,019          472,328        DEFINED        1             SOLE
PFIZER INC                   COMMON SHARE   717081103      37,549        1,099,517        DEFINED        1             SOLE
PHELPS DODGE CORP            COMMON SHARE   717265102      11,355          296,167        DEFINED        1             SOLE


       Column 1                Column 2      Column 3    Column 4         Column 5        Column 6   Column 7        Column 8
    Name of Issuer          Title of Class    Cusip    Value in USD  SHRS OR SH / PUT /  INVESTMENT    OTHER     VOTING AUTHORITY
                                                        ( xS 1,000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE / SHARED / NONE
--------------------        --------------  ---------  ------------  ------------------  ----------  --------  --------------------
POSCO ADR                      SPON ADR     693483109         655           25,000        DEFINED        1             SOLE
PROCTER & GAMBLE CO          COMMON SHARE   742718109      21,904          245,613        DEFINED        1             SOLE
QUALCOMM INC                 COMMON SHARE   747525103       7,019          195,300        DEFINED        1             SOLE
SBC COMMUNICATIONS           COMMON SHARE   78387G103      14,348          561,574        DEFINED        1             SOLE
SOUTHERN COMPANY             COMMON SHARE   842587107      14,037          450,476        DEFINED        1             SOLE
STARWOOD HOTELS              COMMON SHARE   85590A203      11,018          385,394        DEFINED        1             SOLE
TARGET CORP                  COMMON SHARE   87612E106       9,042          238,946        DEFINED        1             SOLE
TRAVELERS PROPERTY           COMMON SHARE   89420G109      10,748          676,000        DEFINED        1             SOLE
UNITEDHEALTH GROUP I         COMMON SHARE   91324P102      13,605          270,742        DEFINED        1             SOLE
VERIZON COMMUNICATIO         COMMON SHARE   92343V104      11,441          290,025        DEFINED        1             SOLE
VF CORP                      COMMON SHARE   918204108       8,808          259,300        DEFINED        1             SOLE
                                                        ---------
TOTAL                                                   1,033,437